Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
GOODWILL
14.	GOODWILL

Changes in goodwill for the years ended December 31, 2014, 2015 and 2016 were as follows:

	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total

Balance as of January 1, 2014	$7,115,479	$8,182,468	$1,676,490	$-	$16,974,437

Impairment of CFO East Win	-	(3,112,365)	-	-	(3,112,365)
Impairment of Champion Connection's business	-	(4,867,660)	-	-	(4,867,660)
Disposal of Champion Connection's business (Note 4)	-	-	(1,676,490)	-	(1,676,490)
Impairment of CFO Netinfo	-	(169,500)	-	-	(169,500)
Exchange difference	(25,699)	(32,943)	-	-	(58,642)
Balance as of December 31, 2014	$7,089,780	$-	$-	-	$7,089,780
Acquisition of CFO Guiwo (Note 3)	19,906	-	-	-	19,906
Exchange difference	(410,066)	-	-	-	(410,066)
Balance as of December 31, 2015	$6,699,620	$-	$-	-	$6,699,620
Acquisition of Rifa Wealth Management (Note 3)	-	-	-	108,831	108,831
Impairment of CFO Guiwo	(17,873)	-	-	-	(17,873)
Impairment of CFO Henghui	(6,641,818)	-	-	-	(6,641,818)
Exchange difference	(39,929)	-	-	40	(39,889)
Balance as of December 31, 2016	$-	$-	$-	$108,871	$108,871

In the second quarter of 2014, the Group was expected to suffer reduced cash flow in its investment advisory reporting unit. With the assistance of a third party appraiser, the Group recognized an impairment loss of $8,149,525 related to the investment advisory services reporting unit. On June 1, 2014, the Group disposed all of goodwill related to the institutional reporting unit of $1,676,490 as a result of the business restructure (Note 4). The Group also performed a goodwill impairment test related to commodities trading business as of December 31, 2014 and no impairment loss was recorded.

The goodwill related to the acquisition of CFO Guiwo was allocated to commodities brokerage reporting unit, which was acquired in the second quarter of 2015. The Group performed a goodwill impairment test as of December 31, 2015 and no impairment loss was recorded.

In 2016, the Group concluded that goodwill allocated to the commodities brokerage reporting unit was fully impaired because the estimated growth rates and profit margins for future periods were expected lower than that of prior years based on that assessment. The Group recognized an impairment loss of $6,659,691 related to the commodities brokerage reporting unit for the year ended December 31, 2016.

The goodwill related to the acquisition of Rifa Wealth Management was allocated to HongKong brokerage services reporting unit, which was acquired on September 13, 2016. The Company expects to develop the insurance brokerage business in the future and believes there was no goodwill impairment related to the insurance brokerage services reporting unit.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group's reporting units. Accordingly, it adopted a discounted cash flow ("DCF") method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.